Other assets (non-current and current)	12 Months Ended
Dec. 31, 2020
Other Assets Current And Noncurrent [Abstract]
Other assets (non-current and current)
13	Other assets (non-current and current)

Other assets are analysed as follows:

	31/12/20	31/12/19
Advances to suppliers	4,956	4,507
Deferred delivery and commission costs related to finished goods	2,049	2,302
Deferred costs for Natuzzi Display System	2,003	2,580
Deferred costs for slotting fees	1,410	1,951
Deferred costs for Service-Type Warranty	252	389
Other prepaid expenses and accrued income	367	408
Total other assets	11,037	12,137
Less current portion	(9,146)	(9,241)
Non-current portion	1,891	2,896

“Advances to suppliers” represent advance payments for raw materials, services and other expenses.

“Deferred delivery and commission costs related to finished goods” are related to the deferral of shipping and handling costs and commission expenses for finished goods that had not been delivered at year-end.

“Deferred costs for Natuzzi Display System” refer to the deferred costs incurred by the Company to purchase store fittings, which are then sold to retailers and used to set up their stores (“Natuzzi Display System” – NDS). Such costs are recognised over the life of the distribution contract signed with the retailer (usually five years).

“Deferred costs for slotting fees” refer to contributions made by the Company to retailers to prepare the retailer’s system to accept and sell the Group’s products. Such fees are recognised over the life of the contract signed with the retailers (usually five years).

“Deferred costs for Service-Type Warranty” refer to the deferral of costs incurred by the Company for the sale of a service-type warranty to end customers, considering that this insurance is provided by a third-party. Such costs are recognised over the life of the contractual insurance period, which is five years.